Risk/Return Summary - North Star Opportunity Fund	Total
Prospectus [Line Items]
Risk/Return [Heading]	North Star Opportunity Fund
Supplement to Prospectus [Text Block]

North Star Opportunity Fund

Class A Shares (Symbol: NSOPX)

Class I Shares (Symbol: NSOIX)

Class R Shares (Symbol: NSIRX)

Supplement dated July 27, 2020

to the Prospectus dated April 1, 2020

The following provides new and additional information beyond that contained in the current Prospectus and should be read in conjunction with the current Prospectus and SAI.

North Star Opportunity Fund

The following replaces the Average Annual Total Returns Table under “Performance” in the Summary Section the North Star Opportunity Fund (the “Opportunity Fund”):

Average Annual Total Returns for the periods ended December 31, 2019

	One Year	Five Years	Ten Years
Class I Shares*
Return Before Taxes	26.60%	5.70%	8.62%
Return After Taxes on Distributions	25.85%	4.89%	7.44%
Return After Taxes on Distributions and Sale of Fund Shares	15.72%	4.19%	6.61%
Class A Shares**
Return Before Taxes	18.93%	4.29%	N/A
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses or taxes)	22.95%	7.96%	9.07%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
*	For periods prior to the Opportunity Fund’s commencement of operations on December 15, 2011, performance information reflects the performance of the Predecessor Opportunity Fund and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Opportunity Fund. The performance of the Predecessor Opportunity Fund which commenced operations on December 31, 2006.
**	Class A shares commenced operations on December 15, 2011.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated April 1, 2020, which provide information that you should know about the Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Fund at 1-855-580-0900.

Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2019
Performance [Table]
Average Annual Total Returns - North Star Opportunity Fund		Label	One Year	Five Years	Ten Years	Inception Date
Class I Shares	[1]	Return Before Taxes	26.60%	5.70%	8.62%	Dec. 31, 2006
Class I Shares | Return After Taxes on Distributions			25.85%	4.89%	7.44%
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares			15.72%	4.19%	6.61%
Class A Shares	[2]	Return Before Taxes	18.93%	4.29%		Dec. 15, 2011
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses or taxes)			22.95%	7.96%	9.07%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)			31.49%	11.70%	13.56%
[1]	For periods prior to the Opportunity Fund's commencement of operations on December 15, 2011, performance information reflects the performance of the Predecessor Opportunity Fund and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Opportunity Fund. The performance of the Predecessor Opportunity Fund which commenced operations on December 31, 2006.
[2]	Class A shares commenced operations on December 15, 2011.